Offerings - Offering: 1	Jul. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,839,233
Maximum Aggregate Offering Price	$ 143,971,237.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,882.43
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 ("Securities Act") to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by Nasdaq on July 2, 2026, in accordance with Rule 457(c) under the Securities Act.